Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents	Cash and Cash Equivalents As at December 31, 2021 and 2020, the Company’s cash and cash equivalents balance was $2,502,992 and $2,703,597, respectively. These balances included $1,511,503 and $1,927,013, respectively, of money market funds, repurchase agreements, U.S. and Canadian federal bonds and corporate bonds and commercial paper.